Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred from March 31, 2026 up through July 31, 2026, which is the date that these consolidated financial statements were available to be issued. Other than as disclosed below, there were no other material subsequent events that require disclosure in these consolidated financial statements.

On April 15, 2026, the Company appointed Mr. Liu Haoyuan as Chairman of the Board of Directors and Executive Director, and announced a strategic expansion of its business focus toward the provision of services in relation to personal health care electronics, including product design, development and consultations, led by Raytech Innovation.

On June 12, 2026, the Company incorporated Fluxen Limited in Hong Kong with an initial issued share capital of 10,000 ordinary shares, and on July 8, 2026, Fluxen allotted an additional 6,666 ordinary shares to Yi Fortune Capital (HK) Limited, an independent third party, following which the Company holds 60% of the equity interest in Fluxen; Fluxen is currently dormant and is intended to support the Group’s future export trading business.

Subsequent to March 31, 2026, the amount due to a related party of HKD2,450,000 owed by Worry free to Yuan Chun Holding Co. was fully refunded, as to HKD1,000,000 on April 21, 2026 and as to HKD1,450,000 on May 5, 2026.

In June 2026, the Company completed a takedown under its shelf registration statement on Form F-3 (File No. 333-290696), issuing 3,149,832 Ordinary Shares at a public offering price of US$1.97 per share for gross proceeds of approximately US$6.22 million and net proceeds of approximately US$6.08 million, with CBC Securities Inc. acting as placement agent. Certain investors in the offering were affiliates of directors and the Company’s largest shareholder, and the Company relied on the home country practice exemption under Nasdaq Listing Rule 5615(a)(3) in lieu of the shareholder approval requirements of Nasdaq Listing Rule 5635.